CASH AND CASH EQUIVALENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
CASH AND CASH EQUIVALENTS
Cash and cash equivalents on the consolidated balance sheets	¥ 106,708	$ 16,401	¥ 134,924
Cash and cash equivalents included in assets held for sale	1	0	21,696
Cash and cash equivalents on the consolidated statements of cash flows	¥ 106,709	$ 16,401	¥ 156,620	$ 24,072	¥ 616,218	¥ 375,879